REVENUES	12 Months Ended
Dec. 31, 2021
REVENUES
REVENUES

7.REVENUES

	2021	2020
	£'000	£'000
Crypto currency mining - worldwide	70,325	18,947
Subscriber revenue - worldwide	—	10
Crypto currency management fees – United States	3,879	—
Total revenue	74,204	18,957

Due to the nature of Cryptocurrency mining, it is not possible to provide a geographical split of the revenue stream.

Cryptocurrency mining revenues are recognized at a point in time , being when it is credited to the Group's wallet.

Cryptocurrency management fees are services recognized over time.